Revenue - Schedule of Revenue Disaggregation (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 1,681,119,150	$ 1,397,029,719	$ 1,074,093,232
Products transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,672,446,147	1,385,899,150	1,065,118,590
Products and services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	8,673,003	11,130,569	8,974,642
Crude oil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	482,259,045	356,623,113	268,999,873
Gas [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	144,665,968	138,274,762	129,810,598
Refined petroleum products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,018,138,650	863,587,370	636,092,677
Other products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	27,382,485	27,413,905	30,215,442
Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	8,673,002	11,130,569	8,974,642
United States [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	435,498,860	320,069,332	236,095,685
Other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	98,112,022	71,209,448	67,450,116
Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	161,318,286	118,323,129	90,817,488
Local Country [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	986,189,982	887,427,810	679,729,943
Exploration and production [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	482,285,741
Exploration and production [member] | Products transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	482,262,631
Exploration and production [member] | Products and services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	23,110
Exploration and production [member] | Crude oil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	482,259,045
Exploration and production [member] | Gas [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	3,586
Exploration and production [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	23,110
Exploration and production [member] | United States [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	276,785,650
Exploration and production [member] | Other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	51,708,232
Exploration and production [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	153,765,163
Exploration and production [member] | Local Country [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	26,696
Industrial transformation [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	961,104,365	863,573,083	653,653,617
Industrial transformation [member] | Products transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	960,558,229	857,456,146	648,088,014
Industrial transformation [member] | Products and services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	546,136	6,116,937	5,565,603
Industrial transformation [member] | Gas [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	110,216,105	116,021,269	115,997,297
Industrial transformation [member] | Refined petroleum products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	850,342,124	738,943,017	529,322,404
Industrial transformation [member] | Other products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		2,491,860	2,768,313
Industrial transformation [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	546,136	6,116,937	5,565,603
Industrial transformation [member] | Local Country [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	961,104,365	863,573,083	653,653,617
Cogeneration and services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		334,755	132,521
Cogeneration and services [member] | Products and services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		334,755	132,521
Cogeneration and services [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		334,755	132,521
Cogeneration and services [member] | Local Country [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		334,755	132,521
Drilling and services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	198,775	41,741	70,112
Drilling and services [member] | Products and services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	198,775	41,741	70,112
Drilling and services [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	198,775	41,741	70,112
Drilling and services [member] | Local Country [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	198,775	41,741	70,112
Logistics [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	4,708,217	3,714,941	2,813,887
Logistics [member] | Products and services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	4,708,217	3,714,941	2,813,887
Logistics [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	4,708,217	3,714,941	2,813,887
Logistics [member] | Local Country [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	4,708,217	3,714,941	2,813,887
Fertilizers [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,938,167	4,125,345	3,875,311
Fertilizers [member] | Products transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,933,425	4,123,006	3,873,402
Fertilizers [member] | Products and services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	4,742	2,339	1,909
Fertilizers [member] | Other products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,933,425	4,123,006	3,873,402
Fertilizers [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	4,742	2,339	1,909
Fertilizers [member] | Local Country [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,938,167	4,125,345	3,875,311
Ethylene [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	12,822,493	12,648,381	15,452,693
Ethylene [member] | Products transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	12,809,114	12,621,648	15,392,552
Ethylene [member] | Products and services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	13,379	26,733	60,141
Ethylene [member] | Other products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	12,809,114	12,621,648	15,392,552
Ethylene [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	13,379	26,733	60,141
Ethylene [member] | Local Country [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	12,822,493	12,648,381	15,452,693
Trading Companies [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	204,167,992	508,605,733	395,153,270
Trading Companies [member] | Products transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	204,103,954	508,539,111	395,117,664
Trading Companies [member] | Products and services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	64,038	66,622	35,606
Trading Companies [member] | Crude oil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		356,623,113	268,999,873
Trading Companies [member] | Gas [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	34,446,277	22,253,493	13,813,301
Trading Companies [member] | Refined petroleum products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	167,796,526	124,644,353	106,770,273
Trading Companies [member] | Other products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,861,152	5,018,152	5,534,217
Trading Companies [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	64,037	66,622	35,606
Trading Companies [member] | United States [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	158,713,210	320,069,332	236,095,685
Trading Companies [member] | Other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	40,743,480	71,209,448	67,377,456
Trading Companies [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	4,647,265	117,260,334	90,817,488
Trading Companies [member] | Local Country [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	64,037	66,619	862,641
Corporate and other operating subsidiary companies [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	12,893,400	3,985,740	2,941,821
Corporate and other operating subsidiary companies [member] | Products transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	9,778,794	3,159,239	2,646,958
Corporate and other operating subsidiary companies [member] | Products and services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	3,114,606	826,501	294,863
Corporate and other operating subsidiary companies [member] | Other products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	9,778,794	3,159,239	2,646,958
Corporate and other operating subsidiary companies [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	3,114,606	826,501	294,863
Corporate and other operating subsidiary companies [member] | Other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	5,660,310		72,660
Corporate and other operating subsidiary companies [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,905,858	1,062,795
Corporate and other operating subsidiary companies [member] | Local Country [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 4,327,232	$ 2,922,945	$ 2,869,161